Inventories (Tables)	12 Months Ended
Dec. 31, 2023
Inventories
Schedule of inventories

	As of December 31,
	2022	2023
	RMB	RMB
Products	942,926	1,042,131
Packing materials and others	71	2,985
Inventories	942,997	1,045,116